Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Bank Borrowings
Not later than 1 year	$ 26,923,000
Between 1 to 2 years			$ 26,923,000
Bank borrowings	26,923,000		26,923,000
Unutilized bank borrowing facilities	$ 69,359,000	$ 541,000,000	$ 69,359,000	$ 541,000,000